Aggregate Amounts of Annual Maturity of Long-Term Debt During the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Instrument [Line Items]
2013	¥ 674
2014	343
2015	188
2016	100,492
2017	58
2018 and thereafter	¥ 155